Note 4 - Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2021	2020

Residential 1-4 family real estate	$112,196	$111,061
Commercial and multi-family real estate	404,964	374,832
Commercial	86,834	141,280
Consumer	5,565	6,930
Total loans	$609,559	$634,103

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2020	$1,683	$6,664	$1,515	$132	$9,994
Provision for loan losses	1	426	(102)	(25)	300
Losses charged off	-	(1)	-	(10)	(11)
Recoveries	35	32	1	4	72
Balance at December 31, 2021	$1,719	$7,121	$1,414	$101	$10,355
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131
Provision for loan losses	1,310	4,224	566	100	6,200
Losses charged off	(228)	(125)	(04)	(33)	(390)
Recoveries	9	29	14	1	53
Balance at December 31, 2020	$1,683	$6,664	$1,515	$132	$9,994
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527
Provision for loan losses	22	52	465	11	550
Losses charged off	(46)	(23)	(101)	(10)	(180)
Recoveries	40	152	41	1	234
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2021
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$-	$-	$-	$-	$-
Collectively evaluated for impairment	1,719	7,121	1,414	101	10,355
Total allowance for loan losses	$1,719	$7,121	$1,414	$101	$10,355

Loans:
Individually evaluated for impairment	$-	$676	$1,272	$-	$1,948
Acquired with deteriorated credit quality	76	96	-	-	172
Collectively evaluated for impairment	112,120	404,192	85,562	5,565	607,439
Total ending loans balance	$112,196	$404,964	$86,834	$5,565	$609,559
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2020
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$-	$6	$249	$-	$255
Collectively evaluated for impairment	1,683	6,658	1,266	132	9,739
Total allowance for loan losses	$1,683	$6,664	$1,515	$132	$9,994

Loans:
Individually evaluated for impairment	$-	$1,047	$1,978	$-	$3,025
Acquired with deteriorated credit quality	60	104	-	-	164
Collectively evaluated for impairment	111,001	373,681	139,302	6,930	630,914
Total ending loans balance	$111,061	$374,832	$141,280	$6,930	$634,103

Impaired Financing Receivables [Table Text Block]
	(in thousands)
	2021	2020	2019

Balance at beginning of year	$255	$435	$128
Provision (credit) for loan losses	(255)	(180)	307
Loans charged off	-	-	-
Recoveries	-	-	-
Balance at end of year	$-	$255	$435

Schedule of Temporary Impairment Losses, Investments [Table Text Block]
	(in thousands)
	2021		2020
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Residential 1-4 family real estate	$-	$-	$-	$-
Commercial and multi-family real estate	668	-	872	-
Agricultural real estate	8	-	10	-
Commercial	1,272	-	425	-
Agriculture	-	-	-	-
Consumer	-	-	-	-
With an allowance recorded:
Residential 1-4 family real estate	-	-	-	-
Commercial and multi-family real estate	-	-	165	6
Agricultural real estate	-	-	-	-
Commercial	-	-	1,553	249
Agriculture	-	-	-	-
Consumer	-	-	-	-
Total	$1,948	-	$3,025	$255

Financing Receivable, Nonaccrual [Table Text Block]
	(in thousands)
	2021			2020
	Nonaccrual	Loans past due over 90 days still accruing	Accruing Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Accruing Troubled Debt Restructurings
Residential 1-4 family real estate	$184	-	$139	$363	$60	$175
Commercial and multi-family real estate	136	-	14	570	-	546
Agricultural real estate	-	-	-	11	-	-
Commercial	-	-	767	-	-	769
Agriculture	-	-	-	-	-	-
Consumer	-			6
Total	$320	-	$920	$950	$60	$1,490

Financing Receivable, Past Due [Table Text Block]
	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2021
Residential 1-4 family real estate	$425	-	$48	$473	$111,723	$112,196
Commercial and multi-family real estate	153	-	2	155	351,824	351,979
Agricultural real estate	-	-	-	-	52,985	52,985
Commercial	1,170	1,082	-	2,252	76,071	78,323
Agriculture	-	-	-	-	8,511	8,511
Consumer	5	-		5	5,560	5,565
Total	$1,753	$1,082	$50	$2,885	$606,674	$609,559
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2020
Residential 1-4 family real estate	$795	-	$173	$968	$110,093	$111,061
Commercial and multi-family real estate	468	181	212	861	330,154	331,015
Agricultural real estate	-	-	-	-	43,817	43,817
Commercial	676	-	-	676	130,897	131,573
Agriculture	-	-	-	-	9,707	9,707
Consumer	4	-	6	10	6,920	6,930
Total	$1,943	$181	$391	$2,515	$631,588	$634,103

Financing Receivable Credit Quality Indicators [Table Text Block]
	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2021
Residential 1-4 family	$2,479	$-	$-	$-	$109,717	$112,196
Commercial and multi-family real estate	380,936	10,080	13,823	-	125	404,964
Commercial	77,772	228	2,272	-	6,562	86,834
Consumer	-	-	-	-	5,565	5,565
Total	$461,187	$10,308	$16,095	$-	$121,969	$609,559
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2020
Residential 1-4 family	$6,767	$-	$-	$-	$104,294	$111,061
Commercial and multi-family real estate	356,163	6,964	11,536	-	169	374,832
Commercial	64,068	495	2,530	-	74,187	141,280
Consumer	-	-	-	-	6,930	6,930
Total	$426,998	$7,459	$14,066	$-	$185,580	$634,103

Schedule of the Performance of the Loan Portfolio [Table Text Block]
	(in thousands)
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2021
Performing	$109,669	$125	$6,562	$5,565	$121,921
Nonperforming	48	-	-	-	48
Total	$109,717	$125	$6,562	$5,565	$121,969
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2020
Performing	$104,121	$153	$74,187	$6,924	$185,385
Nonperforming	173	16	-	6	195
Total	$104,294	$169	$74,187	$6,930	$185,580

Schedule of Loans Acquired in Acquisition [Table Text Block]
	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2021	Receivable	Difference	Amount
Purchased Performing Loans
Balance at December 31, 2020	$37,386	$(655)	$36,731
Change due to payments received	(15,153)	327	(14,826)
Balance at December 31, 2021	$22,233	$(328)	$21,905

Purchased Impaired Loans
Balance at December 31, 2020	$287	$(173)	$114
Change due to payments received	(27)	35	8
Balance at December 31, 2021	$260	$(138)	$122
	Contractual
	Principal	Accretable	Carrying
2020	Receivable	Difference	Amount
Purchased Performing Loans and
Balance at December 31, 2019	$58,953	$(1,177)	$57,776
Change due to payments received	(21,567)	522	(21,045)
Balance at December 31, 2020	$37,386	$(655)	$36,731

Purchased Impaired Loans
Balance at December 31, 2019	$354	$(192)	$162
Change due to payments received	(67)	19	(48)
Balance at December 31, 2020	$287	$(173)	$114
	The Ohio State Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2021	Receivable	Difference	Amount
Purchased Performing Loans
Balance at December 31, 2020	$10,181	$(319)	$9,862
Change due to payments received	(3,157)	129	(3,028)
Balance at December 31, 2021	$7,024	$(190)	$6,834

Purchased Impaired Loans
Balance at December 31, 2020	$109	$(59)	$50
Change due to payments received	(50)	50	-
Balance at December 31, 2021	$59	$(9)	$50
	Contractual
	Principal	Accretable	Carrying
2020	Receivable	Difference	Amount
Purchased Performing Loans
Balance at December 31, 2019	$13,047	$(430)	$12,617
Change due to payments received	(2,866)	111	(2,755)
Balance at December 31, 2020	$10,181	$(319)	$9,862

Purchased Impaired Loans
Balance at December 31, 2019	$160	$(134)	$26
Change due to payments received	(51)	75	24
Balance at December 31, 2020	$109	$(59)	$50

Schedule of Related Party Loans [Table Text Block]
	(in thousands)
	2021	2020	2019
Beginning of year	$965	$1,154	$1,371
Additions	4	4	-
Effect of change in composition of related parties	331	-	-
Repayments	(195)	(193)	(217)
End of year	$1,105	$965	$1,154